Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash and cash equivalents	$ 10,458	$ 6,767
Investment in unconsolidated subsidiary	4,553	4,369
Investment securities available for sale	152,327	142,903
Total assets	583,928	480,529
Stockholders' equity	59,962	49,856	$ 49,984	$ 50,297
Total liabilities and stockholders' equity	583,928	480,529
Parent Company [Member]
Cash and cash equivalents	89	132
Investment in bank subsidiary	54,279	44,437
Investment in unconsolidated subsidiary	4,553	4,369
Investment securities available for sale	1,399	1,225
Other assets	143	96
Total assets	60,463	50,259
Accounts payable and other liabilities	501	403
Stockholders' equity	59,962	49,856
Total liabilities and stockholders' equity	$ 60,463	$ 50,259